Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 0.76		$ 2.24
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.15		5.96
Share price at effective date of grant (in US$ per share)	$ 2.10		$ 5.91
Expected volatility (in percentage)	46.10%		41.10%
Risk-free interest rate (in percentage)	2.85%		1.62%
Contractual life of share options (in years)	10 years		10 years
Expected dividend yield (in percentage)	0.00%	0.00%	0.00%	0.00%